Commitments (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating lease monthly rent expenses	$ 3,200		$ 3,200
Operating lease expenses	$ 47,785	$ 43,109	$ 45,863	$ 27,685
Operating lease contract term	37 months		37 months
2018	$ 14,554		$ 47,930
2019	48,968		48,968
2020	$ 20,600		20,600
Mr. Adams [Member]
Annual salary			15,000
Mr. Adams [Member] | Founder [Member]
Annual salary			$ 180,000
Employment agreement [Member]
Common stock granted shares			1,000,000
Option vested shares			28,000
Percentages of lieu of benefits			4.00%
Employment agreement [Member] | Mr. Adams [Member] | Founder [Member]
Annual salary			$ 180,000
Employment agreement [Member] | Mr. Davis [Member] | Founder [Member]
Annual salary			$ 120,000
Employment agreement [Member] | Executive Officer [Member]
Performance bonus determination description			Performance Bonus. In addition to the Annual Salary, the Executive is eligible to earn an annual bonus of up to thirty percent (30%) of Executive’s Annual Salary (the “Performance Bonus”). The amount of the Performance Bonus will be determined in good faith by the Board, based upon the following factors:   <table cellspacing="0" cellpadding="0" style="font: 12pt Times New Roman, Times, Serif; width: 100%; font-size-adjust: none; font-stretch: normal"> <tr style="vertical-align: top"> <td style="width: 3%; text-align: justify">(a)</td> <td style="text-align: justify">Fifty percent (50%) of the Performance Bonus shall be based upon the achievement of the Executive’s individual objectives, as defined in writing and presented to Executive annually by the Board.</td></tr> <tr> <td style="text-align: justify"> </td> <td style="text-align: justify"> </td></tr> <tr style="vertical-align: top"> <td style="text-align: justify">(b)</td> <td style="text-align: justify">Fifty percent (50%) of the Performance Bonus shall be based upon the achievement of Company objectives – which shall include specifically, meeting or exceeding the revenue targets and other objectives as determined by the Board.</td></tr> </table>
Annual salary percentages per year			5.00%